Operating Revenues - Additional Information (Details) $ in Thousands	Jun. 30, 2025 USD ($) vessel	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($)
Disaggregation of Revenue [Line Items]
Number of operated vessels | vessel	58
Number of operated vessels, excluding Unigas Pool | vessel	49	47
Number of vessels within Unigas Pool | vessel	9
Deferred income	$ 29,901	$ 24,514
Accounts receivable	$ 30,768	$ 29,037
Time Charters
Disaggregation of Revenue [Line Items]
Number of operated vessels | vessel	34	32
Accrued income	$ 2,900	$ 700
Deferred income	$ 29,900	$ 24,500
Time Charters, Expiring Within One Year
Disaggregation of Revenue [Line Items]
Number of operated vessels | vessel	25	23
Time Charters, Expiring Within Three Years
Disaggregation of Revenue [Line Items]
Number of operated vessels | vessel	9	9
Voyage Charters
Disaggregation of Revenue [Line Items]
Accrued income	$ 1,200	$ 5,100
Accounts receivable	8,200	19,500	$ 18,300
Costs incurred to fulfill a contract	$ 1,800	$ 2,500